Other receivables	12 Months Ended
Dec. 31, 2023
Other Receivables
Other receivables	8. Other receivables
	2023	2022
	USD	USD
Other receivables	-	30,930
Deposits	11,549	56,756
Prepayments	72,412	21,943
	83,961	109,629